Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenues	$ 150,203	$ 358,455	$ 966,422	$ 1,234,810
COST OF REVENUE	74,534	107,581	228,902	214,004
GROSS PROFIT	75,669	250,874	737,520	1,020,806
EXPENSES:
Other General and Administration	643,795	395,488	1,790,096	1,282,952
Payroll Expense	376,621	215,589	1,026,840	585,706
Stock-Based Compensation	139,632	71,551	341,558	518,438
Research and Development	48,762	39,071	92,992	330,554
Total Expenses	1,208,810	721,699	3,251,486	2,717,650
OTHER INCOME (EXPENSE)
Interest Income	343	158	355	1,340
Other Income	152,068	0	51,703	0
Other Income-Decrease in fair value of derivative liabilities	93,206	0	354,644	0
Other Expense - Debt discount amortization	(56,441)	0	(89,570)	0
Loss on Investment in Joint Venture	0	0	0	(778)
Total Other Income	189,176	158	317,132	562
LOSS BEFORE PROVISION FOR INCOME TAXES	(943,965)	(470,667)	(2,196,834)	(1,696,282)
Provision for income Taxes	0	0	0	0
Net Loss	$ (943,965)	$ (470,667)	$ (2,196,834)	$ (1,696,282)
Net Loss per Common Share - Basic and Diluted	$ (0.25)	$ (0.08)	$ (0.7)	$ (0.54)
Weighted Average Number of Shares Outstanding - Basic and Diluted	3,835,875	3,116,865	3,125,022	3,114,241